Drilling units (Tables)	6 Months Ended
Jun. 30, 2016
Drilling units [Abstract]
Drilling units

(In $ millions)	June 30, 2016	December 31, 2015

Cost	$6,463.2	$6,434.2
Accumulated depreciation	(1,019.4)	(886.9)
Net book value	$5,443.8	$5,547.3